RELATED-PARTY TRANSACTIONS DISCLOSURE: Schedule of Amounts due to Related Parties, notes payable (Tables)	12 Months Ended
Jan. 31, 2025
Tables/Schedules
Schedule of Amounts due to Related Parties, notes payable

	January 31, 2025	January 31, 2024

Notes payable to CEO and director(a)	$43,743	$1,325,624
Line of credit with the CEO and director (b)	134,591	-
Note payable to CFO	-	17,664
Note payable to a company controlled by officers and directors(c)	-	200,240
Note payable to a company controlled by officers and directors(a)	136,326	340,611
Note payable to a significant shareholder	-	677,552
Total notes payable to related parties	$314,660	$2,561,691